SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

11. SEGMENT INFORMATION

The Company views its operations and manages its business as one operating segment which is the business of providing subscription-based software as a service (SaaS) and Managed IT (MSP/MSaaS) services and related non-recurring professional IT and other services. The Company aggregates is operating segments based on similar economic and operating characteristics of its operations.

The Company’s SaaS and Managed IT offerings are sold under monthly recurring revenue contracts are included in the Subscription software and services segment. Professional services and other revenue segment consists of non-recurring revenue, including the periodic sale and installation of IT related hardware and custom IT projects. Professional services and other revenue is recognized when services are performed.

Revenue types were as follows:

	For the Three Months Ended September 30,
	2024	%	2023	%	% Change
Revenue:
Subscription software and services	$2,646,703	95%	$1,837,030	92%	44%

Professional services and other	141,296	5%	167,823	8%	(16)%

Total revenue	$2,787,999	100%	$2,004,853	100%	39%

	For the Nine Months Ended September 30,
	2024	%	2023	%	% Change
Revenue:
Subscription software and services	$8,062,616	94%	$5,170,844	91%	56%

Professional services and other	536,646	6%	530,528	9%	1%

Total revenue	$8,599,262	100%	$5,701,372	100%	51%